EMPLOYEE BENEFIT PLANS - Expense for Defined Contribution Plans Aside from ESOP Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 9.4	$ 9.5
Multi-employer plan expense	4.0	3.3	$ 3.3
Other defined contribution plan expense	$ 14.0	$ 14.6	16.2
Employee Stock Ownership Plan (ESOP), Shares in ESOP	230,032	219,900
Employee Stock Ownership Plan (ESOP), Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares	23,157
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 3.4	$ 30.7	$ 36.6